                          Supplement dated May 1, 2010
                      to the Prospectus, dated May 1, 2010,
                         for Tri-Continental Corporation
                                (the Corporation)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Corporation's investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).

In connection with the Columbia Transaction, effective May 1, 2010, the Corporation's investment manager and transfer agent will change their names to reflect the new, combined business:

------------------------------------------------------------------------------------------------------------
NEW COMPANY NAME                     FORMER NAME/SERVICE PROVIDER         SERVICES
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Investments, LLC         Investment Management Services
Advisers, LLC
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Service Corporation      Transfer Agent Services
Services Corp.
------------------------------------------------------------------------------------------------------------




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SL-9912-4 A (5/10)